Employee Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Qualified employees maximum contribution to defined contribution savings plan allowed in percentage of annual compensation	75.00%
Company contribution to defined savings plan	4.00%
Company contribution, percentage company contribution matches of the employee's percentage contribution matched	100.00%
Employee retirement savings plan matching expenses	$ 131	$ 122	$ 118
Vesting service period for defined benefit pension plan	3 years
Plan assets of the qualified pension plans that have asset management arrangements with related parties	$ 63	70
Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	43.00%
Domestic Mid-Small Cap Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	7.00%
Emerging Markets Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Real Estate Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	30.00%
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for the company's qualified pension plan	5.00%
Qualified Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to pension and postretirement welfare plan	$ 414	475
Company contributions to pension and postretirement welfare plan in next fiscal year	348
Non Qualified Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to pension and postretirement welfare plan in next fiscal year	22
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions to pension and postretirement welfare plan	8	$ 7
Company contributions to pension and postretirement welfare plan in next fiscal year	$ 7